Basis of Presentation (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 15, 2023	Jan. 10, 2022	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Sale of stock		1,213
Sale of stock, price per share		$ 4.125
Interest expense				$ 598	$ 88,485	$ 260,520	$ 846,536
Stockholders' equity, reverse stock split	2.5-for-1
Accumulated deficit				13,861,508		12,810,541	8,884,831
Working capital				399,444		899,150
Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Interest expense				$ 28,146
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock			1,190,000
Sale of stock, price per share			$ 6.00
Proceeds from issuance initial public offering			$ 6,226,000
Convertible debt			6,029,204
Principal amount			5,526,691			5,526,691
Interest expense			$ 502,513
Debt conversion, converted instrument, common shares issued			1,572,171
Warrants to purchase shares			82,110
Warrant exercisable exercise price			$ 7.20
Deferred offering costs			$ 1,283,954			$ 1,283,954	$ 543,664
IPO [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount			165,000
Interest expense			$ 14,687
Debt conversion, converted instrument, common shares issued			43,562
Debt conversion, converted instrument, common shares issued, value			$ 179,687